UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22956

Forefront Income Trust

(Exact name of registrant as specified in charter)

641 Lexington Ave, 29th Floor, New York, NY 10022

(Address of principal executive offices)(Zip code)

Eversheds Sutherland (US) LLP

700 Sixth Street, N.W. Washington, DC 20001

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-488-4972

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Forefront Income Trust

Schedule of Investments

(Unaudited)

As of December 31, 2017

		Shares/Amount			Value

SENIOR LOANS -	34.84%
Financial Services -	29.07%	Principal	Interest Rate	Maturity Date
Auto Funding Group, LLC (a)(b)		$2,700,500	10.000%	4/20/2018	$2,520,500

Retail -	5.77%
Banjo & Matilda, Inc. (a)		$500,000	0.000%	6/18/2018	$500,000

Total Senior Loans (Cost $3,200,500)					$3,020,500

STRUCTURED NOTES -	45.31%
		Principal	Interest Rate	Maturity Date

Real Estate -	44.56%
1501 Sheepshead Bay Road Partners, LLC (a)(b)		$172,625	18.000%	3/16/2018	$172,625
2020 Eastchester Road, LLC (a)(b)		435,000	18.000%	3/30/2018	435,000
35 Tech Partners, LLC (a)(b)		500,000	16.500%	12/12/2017	500,000
Blaichbridge Driggs, LLC (a)		435,000	18.000%	3/30/2018	435,000
CPRE Holdings, LLC (a)(b)		175,000	15.000%	6/1/2018	175,000
Caroline Square Realty, LLC (a)(b)		400,000	15.000%	1/26/2018	400,000
City Ridge Realty (a)(b)		400,000	15.000%	5/15/2018	400,000
Club at Charter Point Realty, LLC (a)(b)		397,750	15.000%	5/15/2018	397,750
WB Park Avenue, LLC (a)(b)		198,422	18.000%	3/30/2018	198,422
WBSH Met Tower, LLC (a)(b)		750,000	18.000%	3/30/2018	750,000
					$3,863,797
Retail -	0.75%
Banjo & Matilda, Inc. (a)		$64,884	18.000%	1/4/2018	$64,884

Total Structured Notes (Cost $3,928,681)					$3,928,681

SUPPLIER CREDIT -	3.58%

Food and Beverage -	3.31%
Chris's Cookies (a)(c)		$286,635			$286,635

Retail -	0.27%
DSTLD (a)(c)		$24,075			$24,075

Total Supplier Credit (Cost $310,710)					$310,710

Forefront Income Trust

Schedule of Investments - Continued

(Unaudited)

As of December 31, 2017

					Value (Note 1)

WARRANTS -			Exercise Price	Expiration Date
Banjo & Matilda, Inc.	0.00%	2,000,000	$0.02	2/17/2021	$-

Total Warrants (Cost $0)					$-

SHORT-TERM INVESTMENT -	3.22%	Shares
Blackrock Liquidity Money Market Portfolio		279,117			$279,117

Total Short-Term Investment (Cost $279,117)					$279,117

Total Value of Investments (Cost $7,719,008) -	86.95%				$7,539,008
Other Assets Less Liabilities -	13.05%				1,131,257

Net Assets - 100%					$8,670,265

Summary of Investments	% of Net Assets	Value
Senior Loans	34.84%	3,020,500
Structured Notes	45.31%	3,928,681
Supplier Credit	3.58%	310,710
Warrants	0.00%	-
Short-Term Investment	3.22%	279,117
Other Assets Less Liabilities	13.05%	1,131,257
Total	100.00%	$ 8,670,265

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation	$-
Aggregate gross unrealized depreciation	(180,000)

Net Unrealized Depreciation	$(180,000)

Forefront Income Trust

Schedule of Investments - Continued (Unaudited)

As of December 31, 2017

(a)	Restricted Securities. Securities for which market quotations are not readily available. The aggregate value of such securities is 83.73% of net assets, and the fair value has been determined under procedures approved by the Trust's Board of Trustees. There are no discounts for these securities since there are no restrictions upon sale.
(b)	Structured Notes. There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes in which Forefront Income Trust invests, which may make it difficult for Forefront Income Trust to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at the maturity of the obligation. Forefront Income Trust bears the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
(c)	Agreement carries a payment fee of 3% per 30 days.

(Continued)

Forefront Income Trust

Schedule of Investments - Continued (Unaudited)

As of December 31, 2017

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over- the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the- counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities

Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement. The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Senior Loans	3,020,500	-	-	3,020,500
Structured Notes	3,928,681	-	-	3,928,681
Supplier Credit	310,710	-	-	310,710
Warrants	-	-	-	-
Short-Term Investment	279,117	279,117	-	-
Total	7,539,008	279,117	-	7,259,891

ITEM 2. CONTROLS AND PROCEDURES

(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forefront Income Trust

By: (Signature and Title)	/s/Bradley Reifler
Bradley Reifler
Date: February 22, 2018	Principal Executive Officer
Forefront Income Trust

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Bradley Reifler
Bradley Reifler
Date: February 22, 2018	Principal Executive Officer
Forefront Income Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forefront Income Trust

By: (Signature and Title)	/s/Michael Flatley
Michael Flatley
Date: February 22, 2018	Principal Financial Officer
Forefront Income Trust

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Michael Flatley
Michael Flatley
Date: February 22, 2018	Principal Financial Officer
Forefront Income Trust